FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Amortized cost
Financial liabilities by category
Financial liabilities	$ 241,399,950	$ 211,875,137
Fair value
Financial liabilities by category
Financial liabilities		1,686,643
Trade Payables and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	63,253,580	57,742,516
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	118,830,207	104,948,345
Convertible notes | Amortized cost
Financial liabilities by category
Financial liabilities	45,788,217	43,029,834
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	986,068	1,109,812
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	4,103,906	5,044,630
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	$ 8,437,972
Private warrants | Fair value
Financial liabilities by category
Financial liabilities		$ 1,686,643